Cash generated from operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash generated from operations
33. Cash generated from operations

All figures in £ millions	Notes	2019	2018	2017
Profit		266	590	408
Adjustments for:
Income tax		(34)	(92)	13
Depreciation	10	123	66	90
Amortisation and impairment of acquired intangibles and goodwill	11	151	99	138
Amortisation of software	11	115	88	85
Net finance costs	6	43	55	30
Charges relating to GMP equalisation		—	8	—
Share of results of joint ventures and associates	12	(54)	(44)	(78)
Profit on disposal of subsidiaries, associates, investments and fixed assets		(9)	(315)	(116)
Net profit on disposal of right-of-use assets held under leases		(4)	—	—
Net foreign exchange adjustment from transactions		(21)	28	(26)
Investment income		(2)	—	—
Share-based payment costs	26	25	37	33
Pre-publication		(55)	(37)	(35)
Inventories		(20)	(10)	24
Trade and other receivables		59	(15)	133
Trade and other liabilities		(157)	35	6
Retirement benefit obligations		5	(9)	(232)
Provisions for other liabilities and charges		49	63	(11)

Net cash generated from operations		480	547	462
Net cash generated from operations is translated at an exchange rate approximating the rate at the date of cash flow. The difference between this rate and the average rate used to translate profit gives rise to a currency adjustment in the reconciliation between net profit and net cash generated from operations. This adjustment reflects the timing difference between recognition of profit and the related cash receipts or payments.
Operating cash flow,operating free cash flow and total free cash flow are non-GAAP (non-statutory) measures and have been disclosed and reconciled in the above table as they are commonly used by investors to measure the cash performance of the Group. In the cash flow statement, proceeds from sale of property, plant and equipment comprise:

All figures in £ millions	2019	2018	2017
Net book amount	3	41	12
Profit/(loss) on sale of property, plant and equipment	(2)	87	(12)

Proceeds from sale of property, plant and equipment	1	128	—

The movements in the Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2018	IFRS 16 Transition	New leases/ disposal of leases	Transfer from non-current to current	Financing cash flows	Foreign exchange movements	Fair value and other movements	2019
Financial liabilities
Non-current borrowings	643	792	61	(88)	230	(80)	9	1,567
Current borrowings	25	89	—	88	(139)	16	—	79

Total	668	881	61	—	91	(64)	9	1,646

All figures in £ millions	2017	Financing cash flows	Foreign exchange movements	Fair value and other movements	2018
Financial liabilities
Non-current borrowings	1,066	(441)	10	8	643
Current borrowings	4	(1)	22	—	25

Total	1,070	(442)	32	8	668

	2016	Financing cash flows	Foreign exchange movements	Fair value and other movements	2017
Financial liabilities
Non-current borrowings	2,517	(1,292)	(149)	(10)	1,066
Current borrowings	9	(7)	(1)	3	4

Total	2,526	(1,299)	(150)	(7)	1,070

Non-current
borrowings include bonds, derivative financial instruments and leases. Current borrowings include loans repayable within one year and leases, but exclude overdrafts classified within cash and cash equivalents.